Bank Borrowings - Schedule of Bank Borrowings (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Bank Borrowings [Line Items]
Total bank borrowings	$ 4,000,597	$ 6,108,552
Vietnam Prosperity Joint-Stock Commercial Bank [Member]
Schedule of Bank Borrowings [Line Items]
Maturity date	December 2029 – January 2030
Currency	VND
Weighted-average interest rate	8.00%
Total bank borrowings	$ 44,163
Bank of China (Hong Kong) Limited [Member]
Schedule of Bank Borrowings [Line Items]
Maturity date	June 2027
Currency	HKD/USD
Weighted-average interest rate	4.83%	3.61%
Total bank borrowings	$ 3,956,434	$ 6,108,552